Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended
	Apr. 16, 2015	Apr. 30, 2015	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 625,000,000	$ 625,000,000	$ 250,000,000
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 288,200,000
Debt Instrument, redemption premium		38,200,000
Accrued and unpaid interest		$ 5,200,000
Davenport Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate cash consideration to be paid	$ 450,000,000